Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of principal terms of preference shares and common shares
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2022. There were no Second Preferred Shares issued and outstanding at December 31, 2022. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

	ANNUAL DIVIDEND RATE						STATED CAPITAL
SERIES		CONVERTIBLE INTO	CONVERSION DATE	REDEMPTION DATE	REDEMPTION PRICE	NUMBER OF SHARES ISSUED AND OUTSTANDING	DECEMBER 31, 2022	DECEMBER 31, 2021
Q	floating	Series R	December 1, 2030		$25.50	—	—	—
R(1)	3.018%	Series Q	December 1, 2025	December 1, 2025	$25.00	7,992,000	200	200
S	floating	Series T	November 1, 2026	At any time	$25.50	2,125,067	53	53
T(1)	4.99%	Series S	November 1, 2026	November 1, 2026	$25.00	5,820,633	146	147
Y	floating	Series Z	December 1, 2027	At any time	$25.50	7,009,252	175	202
Z(1)	5.346%	Series Y	December 1, 2027	December 1, 2027	$25.00	2,973,348	74	48
AA(1)	4.94%	Series AB	September 1, 2027	September 1, 2027	$25.00	12,254,761	312	291
AB	floating	Series AA	September 1, 2027	At any time	$25.50	7,664,939	195	219
AC(1)	4.38%	Series AD	March 1, 2023	March 1, 2023	$25.00	10,007,791	255	256
AD	floating	Series AC	March 1, 2023	At any time	$25.50	9,951,109	254	254
AE	floating	Series AF	February 1, 2025	At any time	$25.50	6,460,913	162	163
AF(1)	3.865%	Series AE	February 1, 2025	February 1, 2025	$25.00	9,472,387	237	237
AG(1)	3.37%	Series AH	May 1, 2026	May 1, 2026	$25.00	8,921,530	223	224
AH	floating	Series AG	May 1, 2026	At any time	$25.50	4,987,870	125	125
AI(1)	3.39%	Series AJ	August 1, 2026	August 1, 2026	$25.00	9,477,640	237	238
AJ	floating	Series AI	August 1, 2026	At any time	$25.50	4,454,760	111	112
AK(1)	3.306%	Series AL	December 31, 2026	December 31, 2026	$25.00	23,119,512	578	580
AL(2)	floating	Series AK	December 31, 2026	At any time		1,797,188	45	45
AM(1)	2.939%	Series AN	March 31, 2026	March 31, 2026	$25.00	10,422,778	239	239
AN(2)	floating	Series AM	March 31, 2026	At any time		1,052,822	24	24
AO(3)	fixed	Series AP				—	—	118
AP(3)	floating	Series AO				—	—	—
AQ(1)	4.812%	Series AR	September 30, 2023	September 30, 2023	$25.00	9,108,800	225	228
AR(4)	floating	Series AQ	September 30, 2028			—	—	—
							3,870	4,003
(1)BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years thereafter.
(2)BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2026 and March 31, 2026, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
(3)On March 31, 2022, BCE redeemed its 4,600,000 issued and outstanding Series AO First Preferred Shares with a stated capital of $118 million for a total cost of $115 million. The remaining $3 million was recorded to contributed surplus.
(4)If Series AR First Preferred Shares are issued on September 30, 2023, BCE may redeem such shares at $25.00 per share on September 30, 2028, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AR First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for such series of First Preferred Shares.
The following table provides details about the outstanding common shares of BCE.

		2022		2021
	NOTE	NUMBER OF SHARES	STATED CAPITAL	NUMBER OF SHARES	STATED CAPITAL
Outstanding, January 1		909,018,871	20,662	904,415,010	20,390
Shares issued under deferred share plan		11,003	1	—	—
Shares issued under employee stock option plan	31	2,952,992	177	4,603,861	272
Outstanding, December 31		911,982,866	20,840	909,018,871	20,662